INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES
Schedule of loss before income taxes

	Year ended December 31,
	2016	2017	2018

Cayman Islands	$(6,348)	$(3,705)	$(24,750)
Hong Kong SAR	(2,914)	(7,205)	(36,476)
PRC, excluding Hong Kong SAR, and other countries	576	1,235	1,436
Total	$(8,686)	$(9,675)	$(59,790)

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2017	2018

Deferred tax assets:
Bad debt allowance	—	88
Accrued inventory provision	925	348
Net operating loss carry forwards	20,061	27,852
Less: Valuation allowance	(20,986)	(26,691)
Deferred tax asset, net	$—	$1,597

Deferred tax liabilities:
Acquired intangible assets	$—	$(1,597)

Net deferred tax assets	$—	$—
Net deferred tax liabilities	$—	$—

Schedule of movement of valuation allowance

	Year ended December 31,
	2017	2018
Balance at beginning of the period	$19,818	$20,986
Additions	1,168	5,705
Balance at end of the period	$20,986	$26,691

Schedule of reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes

	Year ended December 31,
	2016	2017	2018

Loss before provision of income tax	$(8,686)	$(9,675)	$(59,790)
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	(2,172)	(2,419)	(14,948)
Non-deductible expenses	20	42	115
Effect of preferential tax rates	(11)	(67)	7
Utilization of tax loss previously not recognized	(124)	(99)	—
Effect of income tax rate differences in jurisdictions other than the PRC	1,843	1,456	9,154
Changes in valuation allowances	498	1,168	5,705
Income tax expense	$54	$81	$33